Borrowings, Maturity of Borrowings (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017
Borrowings, maturities [Abstract]
Borrowings maturity	$ 6,079,274	$ 1,850,038
Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	277,918	140,168
In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	276,234	71,181
In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	273,315	70,769
In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	1,650,872	70,053
In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	187,214	1,497,867
In More Than Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	3,413,721
Term Loan B-2 [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	1,713,027	1,770,038
Term Loan B-2 [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	84,294	60,168
Term Loan B-2 [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	83,782	71,181
Term Loan B-2 [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	82,895	70,769
Term Loan B-2 [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	1,462,056	70,053
Term Loan B-2 [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0	1,497,867
Term Loan B-2 [Member] | In More Than Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0
Term Loan B-3 [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	484,257
Term Loan B-3 [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	22,383
Term Loan B-3 [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	22,246
Term Loan B-3 [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	22,009
Term Loan B-3 [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	21,821
Term Loan B-3 [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	21,634
Term Loan B-3 [Member] | In More Than Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	374,164
Seattle Spinco Term Loan B [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	3,270,304
Seattle Spinco Term Loan B [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	151,161
Seattle Spinco Term Loan B [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	150,235
Seattle Spinco Term Loan B [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	148,629
Seattle Spinco Term Loan B [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	147,363
Seattle Spinco Term Loan B [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	146,097
Seattle Spinco Term Loan B [Member] | In More Than Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	2,526,819
Euro Term Loan B [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	611,686
Euro Term Loan B [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	20,080
Euro Term Loan B [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	19,971
Euro Term Loan B [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	19,782
Euro Term Loan B [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	19,632
Euro Term Loan B [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	19,483
Euro Term Loan B [Member] | In More Than Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	512,738
Revolving Facility [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0	80,000
Revolving Facility [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0	80,000
Revolving Facility [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0	0
Revolving Facility [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0	0
Revolving Facility [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0	0
Revolving Facility [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0	$ 0
Revolving Facility [Member] | In More Than Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	$ 0